NOTE 2 -SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign Currency Adjustments (Details)	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Spot CHF: USD exchange rate	1.0974	1.1304
Average CHF: USD exchange rate	1.0969	1.0662